Derivative Instruments (Details) - Interest rate swap contracts - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative Instruments
Notional amount	$ 272.4	$ 325.0
Carrying amount of derivative asset	$ 4.5	$ 3.0